LOANS (Details 2) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of loans and receivables [Line Items]
Beginning balance	$ 4,261,444
Ending balance	5,618,481	$ 1,882.9		$ 4,261,444
Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Beginning balance	1,814,944			1,679,229	$ 1,448,771
Allowance of the period charged to profit or loss	1,825,905			1,522,077	1,310,679
Recovery of provisions with partial payment to profit or loss	(584,091)			(857,465)	(663,931)
Charge-offs of the year	(400,653)			(495,326)	(198,727)
Sale of portfolio	0
Exchange differences	3,217			(33,571)	(217,563)
Ending balance	2,659,322			1,814,944	1,679,229
Consumer [member]
Disclosure of loans and receivables [Line Items]
Beginning balance	2,022,825			1,679,147	1,404,743
Allowance of the period charged to profit or loss	3,403,092			3,088,950	2,182,141
Recovery of provisions with partial payment to profit or loss	(780,874)			(976,258)	(916,030)
Charge-offs of the year	(2,165,857)			(1,759,896)	(1,304,058)
Sale of portfolio	(24,503)
Exchange differences	2,108			(9,118)	312,351
Ending balance	2,456,791			2,022,825	1,679,147
Mortgage [member]
Disclosure of loans and receivables [Line Items]
Beginning balance	124,100			95,102	70,709
Allowance of the period charged to profit or loss	81,189			75,059	42,313
Recovery of provisions with partial payment to profit or loss	(28,051)			(37,863)	(24,797)
Charge-offs of the year	(45,918)			(15,828)	(14,160)
Sale of portfolio	0
Exchange differences	(438)			7,630	21,037
Ending balance	130,882			124,100	95,102
Financial Leasing [member]
Disclosure of loans and receivables [Line Items]
Beginning balance	236,438			215,640	185,772
Allowance of the period charged to profit or loss	222,043			225,498	214,797
Recovery of provisions with partial payment to profit or loss	(112,671)			(162,033)	(97,012)
Charge-offs of the year	(46,754)			(55,234)	(86,405)
Sale of portfolio	0
Exchange differences	(1,737)			12,567	(1,512)
Ending balance	297,319			236,438	215,640
Microcredit [member]
Disclosure of loans and receivables [Line Items]
Beginning balance	63,137			49,206	47,808
Allowance of the period charged to profit or loss	64,627			72,917	37,506
Recovery of provisions with partial payment to profit or loss	(29,237)			(18,119)	(14,505)
Charge-offs of the year	(24,360)			(28,703)	(33,096)
Sale of portfolio	0
Exchange differences	0			(12,164)	11,493
Ending balance	74,167			63,137	49,206
Total [Member]
Disclosure of loans and receivables [Line Items]
Beginning balance	4,261,444			3,718,324	3,157,803
Allowance of the period charged to profit or loss	5,596,856			4,984,501	3,787,436
Recovery of provisions with partial payment to profit or loss	(1,534,924)			(2,051,738)	(1,716,275)
Charge-offs of the year	(2,683,542)			(2,354,987)	(1,636,446)
Sale of portfolio	(24,503)
Exchange differences	3,150			(34,656)	125,806
Ending balance	$ 5,618,481			$ 4,261,444	$ 3,718,324

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.